Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2023		$ 78,571		$ 20,109	$ 55,673	$ (84)	$ 68,767	$ 8,075	$ 76,842	$ 1,729	$ (1,755)	$ (1,104)	$ 14	$ (4,545)	$ 459
Statement [Line Items]
Net income		4,291	[3]		4,009		4,009	231	4,240	51
Other comprehensive income (loss)		(580)					(571)		(571)	(9)	(827)	399	153	491	(787)
Total comprehensive income		3,711			4,009		3,438	231	3,669	42	(827)	399	153	491	(787)
Shares/instruments issued		1,960		957		(1)	956	1,004	1,960
Shares repurchased/redeemed		(300)						(300)	(300)
Dividends and distributions paid to equity holders		(2,869)			(2,582)		(2,582)	(231)	(2,813)	(56)
Share-based payments	[4]	10				10	10		10
Other		(8)			(19)	7	(12)		(12)	4
Ending Balance at Apr. 30, 2024		81,075		21,066	57,081	(68)	70,577	8,779	79,356	1,719	(2,582)	(705)	167	(4,054)	(328)
Statement [Line Items]
Net income	[3]	2,092
Other comprehensive income (loss)		(470)
Total comprehensive income		1,622
Ending Balance at Apr. 30, 2024		81,075		21,066	57,081	(68)	70,577	8,779	79,356	1,719	(2,582)	(705)	167	(4,054)	(328)
Beginning Balance at Oct. 31, 2024		84,076		22,054	57,751	(68)	73,590	8,779	82,369	1,707	(3,559)	(491)	339	(2,197)	(239)
Statement [Line Items]
Net income		993
Other comprehensive income (loss)		1,447
Total comprehensive income		2,440
Ending Balance at Jan. 31, 2025		86,421
Beginning Balance at Oct. 31, 2024		84,076		22,054	57,751	(68)	73,590	8,779	82,369	1,707	(3,559)	(491)	339	(2,197)	(239)
Statement [Line Items]
Net income		3,025			2,866		2,866	257	3,123	(98)
Other comprehensive income (loss)		982					956		956	26	(292)	108	29	906	205
Total comprehensive income		4,007			2,866		3,822	257	4,079	(72)	(292)	108	29	906	205
Shares/instruments issued		1,532		84		(5)	79	1,453	1,532
Shares repurchased/redeemed
Dividends and distributions paid to equity holders		(2,945)			(2,641)		(2,641)	(257)	(2,898)	(47)
Share-based payments	[4]	11				11	11		11
Other		(175)			(11)	(164)	(175)		(175)
Ending Balance at Apr. 30, 2025		86,506		22,138	57,965	(226)	74,686	10,232	84,918	1,588	(3,851)	(383)	368	(1,291)	(34)
Beginning Balance at Jan. 31, 2025		86,421
Statement [Line Items]
Net income		2,032
Other comprehensive income (loss)		(465)
Total comprehensive income		1,567
Ending Balance at Apr. 30, 2025		$ 86,506		$ 22,138	$ 57,965	$ (226)	$ 74,686	$ 10,232	$ 84,918	$ 1,588	$ (3,851)	$ (383)	$ 368	$ (1,291)	$ (34)

[1]	Includes undistributed retained earnings of $74 (April 30, 2024 – $73) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[4]	Represents amounts on account of share-based payments (refer to Note 13).